Document and Entity Information	9 Months Ended
	Sep. 30, 2011	Nov. 11, 2011
Document And Entity Information
Entity Registrant Name	Command Center, Inc.
Entity Central Index Key	0001140102
Document Type	10-Q
Document Period End Date	Sep 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		57,570,368
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2011

Balance Sheets (Unaudited) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Assets
Cash	$ 440,035	$ 1,667,281
Restricted cash	0	150,000
Accounts receivable, net of allowance for bad debt of $172,225 and $238,948, respectively	3,803,515	1,886,426
Prepaid expenses and deposits	619,833	351,657
Prepaid workers' compensation	38,784	231,840
Other receivables - current	147,998	6,667
Current portion of workers' compensation deposits	954,000	1,200,000
Total current assets	6,004,165	5,493,871
Property and equipment - net	367,605	411,695
Workers' compensation deposits, less current portion	57,572	1,430,814
Goodwill	2,500,000	2,500,000
Intangible assets - net	82,835	176,336
Total Assets	9,012,177	10,012,716
Accounts payable	271,304	1,546,992
Checks issued and payable	779,702	68,760
Other current liabilities	747,826	560,433
Accrued wages and benefits	1,498,170	881,640
Capital leases	0	5,422
Common stock issuable	26,200	22,200
Current portion of workers' compensation and claims liability	1,702,428	1,675,512
Total current liabilities	5,025,630	4,760,959
Warrant liabilities	1,077,281	1,837,785
Workers compensation claims liability, less current portion	2,238,725	2,875,000
Total liabilities	8,341,636	9,473,744
Stockholders equity:
Preferred stock - $0.001 par value, 5,000,000 shares authorized; none issued	0	0
Common stock - 100,000,000 shares, $0.001 par value, authorized; 57,534,368 and 54,624,368 shares issued and outstanding, respectively	57,570	54,624
Additional paid-in capital	54,925,036	53,868,105
Accumulated deficit	(54,312,065)	(53,383,757)
Total stockholders equity	670,541	538,972
Total liabilities and stockholders' equity	$ 9,012,177	$ 10,012,716

Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Current assets:
net of allowance for bad debts	$ 172,225	$ 238,948
Stockholders' Equity (Deficit):
Preferred stock par value	$ 0.001	$ 0.001
Preferred stock shares authorized	5,000,000	5,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock par value	$ 0.001	$ 0.001
Common stock shares authorized	100,000,000	100,000,000
Common stock shares issued	57,570,368	54,624,368
Common stock shares outstanding	57,570,368	54,624,368

Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 24, 2010	Sep. 30, 2011	Sep. 24, 2010
Revenue
Revenue from services	$ 24,972,597	$ 19,700,886	$ 61,652,359	$ 50,639,842
Cost of staffing services	19,850,532	14,760,448	48,805,895	37,805,681
Gross Profit	5,122,065	4,940,438	12,846,464	12,834,161
Selling, general and administrative expenses	4,414,019	3,576,353	12,728,952	10,223,605
Depreciation and amortization	95,252	144,268	353,527	431,127
Income (Loss) from Operations	612,794	1,219,817	(236,015)	2,179,429
Interest and other financing expenses	(312,989)	(430,507)	(777,795)	(1,037,901)
Gain (loss) on debt extinguishment	0	4,491	0	(840,307)
Change in fair value of warranty liability	403,582	280,327	85,503	(604,048)
Basic and diluted net income (loss)	$ 703,387	$ 1,074,128	$ (928,307)	$ (302,827)
Net income (loss) per share
Basic	$ 0.01	$ 0.02	$ (0.02)	$ (0.01)
Diluted	$ 0.01	$ 0.02	$ (0.02)	$ (0.01)
Weighted average common shares outstanding
Basic	57,534,368	51,558,983	56,622,445	45,484,621
Diluted	61,217,221	56,582,673	56,622,445	45,484,621

Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 24, 2010
Cash flows from operating activities:
Net Loss	$ (928,307)	$ (302,827)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation and amortization	353,527	431,127
Loss on debt extinguishment	0	840,307
Change in allowance for bad debt	(66,723)	70,000
Change in fair value of stock warrant liability	(85,503)	604,048
Gain on sale of building	0	(25,550)
Common stock issued for interest and services	55,880	48,200
Common stock Issued for rent	0	112,404
Common stock issuable for services	26,200	0
Stock based compensation	86,796	31,848
Amortization of note discount	0	235,792
Gain on sale of property	(7,500)	0
Change in assets and liabilities:
Accounts receivable - trade	(4,052,742)	(3,148,849)
Other receivables	(141,331)	23
Prepaid expenses, deposits and other	(260,676)	(490,456)
Prepaid workers' compensation	193,056	0
Workers' compensation risk pool deposits	1,619,242	856,112
Accounts payable	(1,275,688)	(199,413)
Accounts receivable factoring agreement	2,202,376	1,961,905
Accrued wages and benefits	616,529	135,933
Workers compensation claims liability	(609,359)	9,134
Disbursements outstanding	710,942	620,281
Other current liabilities	187,393	(559,975)
Net cash provided (used) by operating activities	(1,375,888)	1,230,044
Cash flows from investing activities:
Purchases of property and equipment	(221,358)	(11,811)
Proceeds on sale of building	0	156,690
Cash restricted by lender	150,000	(150,000)
Net cash used by investing activities	(71,358)	(5,121)
Cash flows from financing activities:
Proceeds from excercise of common stock warrants	220,000	0
Proceeds from private placement		420,000
Principal payments on notes payable	0	(1,115,563)
Costs of common stock offering and registration	0	(15,000)
Net cash used by financing activities	220,000	(710,563)
Net decrease in cash	(1,227,246)	514,360
Cash, beginning of period	1,667,281	69,971
Cash, end of period	440,035	584,331
Non-cash investing and financing activities
Fair value of warrants issued in connection with debt extinguishment	0	160,830
Common stock issued in connection with short-term debt refinancing	0	1,500,000
Line of credit settled with accounts receivable	0	2,915,645
Common stock issued for prepaid rent	0	37,121
Property and equipment financed	0	11,425
Supplemental disclosure of cash flow information
Interest paid	$ 65,027	$ 187,877

BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
BASIS OF PRESENTATION

NOTE 1 – BASIS OF PRESENTATION

The accompanying unaudited financial statements have been prepared by Command Center, Inc. (the Company, us, we, or our) in accordance with accounting principles generally accepted in the United States of America for interim financial reporting, as well as the instructions to Form 10-Q. Accordingly, certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles may have been condensed or omitted. In the opinion of our management, all adjustments, consisting of only normal recurring accruals, necessary for a fair presentation of the financial position, results of operations and cash flows for the fiscal periods presented have been included.

Interim results are not necessarily indicative of the results that may be expected for the fiscal year ending December 30, 2011. The information included in this 10-Q should be read in conjunction with the audited financial statements and notes to the financial statements included in our Annual Report filed on Form 10-K for the year ended December 31, 2010.

Reclassifications:   Certain financial statement amounts for the prior period have been reclassified to conform to the current period presentation. These reclassifications had no effect on the net loss or accumulated deficit as previously reported.

Restricted Cash:  We maintained a cash balance that was held on deposit as a requirement of a creditor.

Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Uncertainties with respect to such estimates and assumptions are inherent in the preparation of our financial statements. Actual results could differ from these estimates and assumptions and could have a material effect on the reported amounts of our financial position and results of operations.

EARNINGS PER SHARE	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
EARNINGS PER SHARE

NOTE 2 – EARNINGS PER SHARE

We follow financial accounting standards which require the calculation of basic and diluted earnings per share. Basic earnings per share is calculated by dividing net income or loss available to common stockholders by the weighted average number of common shares outstanding, and does not include the impact of any potentially dilutive common stock equivalents. Diluted earnings per share reflect the potential dilution of securities that could share in our earnings through the conversion of common shares issuable via outstanding stock options and stock warrants.  Total outstanding common stock equivalents at September 30, 2011 and September 24, 2010 were 13,577,053 and 16,096,380, respectively. If we incur losses in the period presented, or if conversion into common shares is anti-dilutive, basic and dilutive earnings per share are equal.

RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
RELATED PARTY TRANSACTIONS

NOTE 3 – RELATED PARTY TRANSACTIONS

Accelerated Option Vesting:  In January 2011, we accelerated the vesting of options previously granted to a board member. This amounted to approximately  $30,000 in stock based compensation expense.

Warrant Exercise:  On March 11, 2011, a non-management shareholder who owns 5% or more of our outstanding stock exercised 1.5 million warrants for 1.5 million shares of common stock for  $120,000.

Refer to Notes 6, 7 and 8 for additional related party disclosure.

LINE OF CREDIT FACILITY AND ACCOUNT PURCHASE AGREEMENT	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
LINE OF CREDIT FACILITY AND ACCOUNT PURCHASE AGREEMENT

NOTE 4 – LINE OF CREDIT FACILITY AND ACCOUNT PURCHASE AGREEMENT

We have an account purchase agreement in place which allows us to sell eligible accounts receivable for 90% of the invoiced amount on a full recourse basis up to the facility maximum, or  $10 million at September 30, 2011. When the invoice is paid, the remaining 10% is paid to us, less applicable fees and interest. Net accounts receivable sold pursuant to this agreement at September 30, 2011 were approximately  $8.0 million. The term of the agreement is for the period ending April 7, 2012. The agreement bears interest at the greater of the prime rate plus 2.5%, or the London Interbank Offered Rate plus 5.5%, with a floor of 6.25% per annum. At September 30, 2011 the effective interest rate was 6.25%. Interest is payable on the actual amount advanced or  $3 million, whichever is greater. Additional charges include an annual facility fee equal to one percent of the facility threshold in place, a monthly monitoring fee of  $5,000, and lockbox fees. As collateral for repayment of any and all obligations, we granted Wells Fargo Bank, N.A. a security interest in all of our property including, but not limited to, accounts receivable, intangible assets, contract rights, investment property, deposit accounts, and other such assets.

The agreement requires that the sum of the excess available advances, plus or minus our book cash balance at month end, must at all times be greater than accrued payroll and accrued payroll taxes. At September 30, 2011 we were in compliance with this covenant.

WORKERS' COMPENSATION INSURANCE AND RESERVES	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
WORKERS' COMPENSATION INSURANCE AND RESERVES

NOTE 5 – WORKERS' COMPENSATION INSURANCE AND RESERVES

We provide our temporary workers and our regular employees with workers' compensation insurance.  On April 1, 2011 we changed workers’ compensation carriers to Zurich American Insurance Company (Zurich). The policy with Zurich is a guaranteed cost plan, which is in contrast to our previous coverage where we were substantially self-insured through a large deductible or retro based policy. Zurich now provides workers compensation coverage in all states in which we operate other than Washington and North Dakota. For workers' compensation claims originating in Washington and North Dakota, monopolistic jurisdictions, we pay workers' compensation insurance premiums and obtain full coverage under state government administered programs. Accordingly, our financial statements reflect only the mandated workers' compensation insurance premium liability for workers' compensation claims in these jurisdictions.

Prior to Zurich, we maintained workers' compensation policies through AMS Staff Leasing II (AMS) for coverage in the non-monopolistic jurisdictions in which we operated. The AMS coverage was a large deductible policy where we had primary responsibility for claims under the policy. AMS provides re-insurance for covered losses and expenses in excess of  $250,000 per claim, which resulted in us being substantially self-insured.

Under the AMS policies, we make payments into a risk pool fund to cover claims within our self-insured layer.  Per our contractual agreements with AMS, we are required to maintain a workers compensation deposit account in the amount of  $715,000. If our payments into the fund exceed our actual losses over the life of the claims, we may receive a refund of the excess risk pool payments. Conversely, if our workers' compensation reserve risk pool deposits are less than the expected losses for any given policy period, we may be obligated to contribute additional funds to the risk pool fund.  We are under-funded in this workers compensation deposit account as of September 30, 2011.  Our third party actuarial analysis forecasts a future liability related to these policy years of approximately  $2,000,000.  Our workers compensation deposit account with AMS is approximately  $100,000.  We are currently making weekly payments in the amount of  $25,000 to re-establish the required workers compensation deposit account. Additionally, we owe  $157,000 related to the payroll audit of our policy ended March 31, 2011 and are making bi-weekly  $25,000 payments to AMS for which we are fully reserved.  The final payment is scheduled to be made on December 30, 2011.

Recently, we discovered that our workers compensation deposits related to multiple policy years with AIG Insurance, dated from May 13, 2006 to June 27, 2008 were overstated by approximately  $700,000.  During our review, it was determined that approximately  $550,000 of the amount paid to our broker was not remitted to AIG Insurance.  Of this amount,  $250,000 and  $300,000 relate to our insurance policies ended May 12, 2007 and May 12, 2008, respectively.  At this time, we are unable to determine to which year the remaining  $150,000 pertains, but based upon information currently available, we do not believe that this amount would be material to any of the individual years.  As such, we have adjusted for these items in the current quarter by reducing the workers compensation deposits by approximately  $700,000 and expensing this amount as additional workers compensation insurance expense as is our common accounting practice for the current adjustments for change in workers compensation reserves.

We have received notice from AIG Insurance requesting additional collateral based upon contractual excess collateral agreements in the amount of approximately  $3,300,000 as of September 30, 2011 relating to these same policy years.  Using third party actuarial analyses and considering the adjustments referenced above, we estimate that we may be under-collateralized with AIG Insurance by  $500,000 to  $1,000,000. Our liabilities associated with these collateral issues are fully reserved under our accruals for workers compensation liabilities.

Expected losses will extend over the life of the longest lived claim which may be outstanding for many years. Our current quarterly actuarial analysis is based largely on industry averages which are used as a proxy to estimate our liability. If our average claims period is longer than industry average, our actual claims could exceed our current estimates. Conversely, if our average claims period is shorter than industry average, our actual claims could be less than current reserves. We have discounted the expected liability for future losses to present value using a discount rate of 3%.

Workers' compensation expense for temporary workers is recorded as a component of our cost of services and totaled approximately  $4.0 million and  $2.3 million for the thirty-nine weeks ended September 30, 2011 and September 24, 2010, respectively.

STOCKHOLDERS EQUITY	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
STOCKHOLDERS EQUITY

NOTE 6 – STOCKHOLDERS EQUITY

Issuance of Common Stock: In February 2011, we issued 60,000 shares of common stock for services with an aggregate value of  $22,200.

In March 2011, we issued 1.5 million shares of common stock for the exercise of 1.5 million warrants at an exercise price of  $.08 per share for a total purchase price of  $120,000. Also in March 2011, we issued 625,000 shares of common stock for the exercise of 625,000 warrants at an exercise price of  $.08 per share for a total purchase price of  $50,000.

In April 2011, we issued 312,500 shares of common stock for the exercise of 312,500 warrants at an exercise price of  $.08 per share for a total purchase price of  $25,000.

In May 2011, we issued 312,500 shares of common stock for the exercise of 312,500 warrants at an exercise price of  $.08 per share for a total purchase price of  $25,000. Also in May 2011, we issued 40,000 shares of common stock for services with an aggregate value of  $15,600.

In July 2011, we issued 60,000 shares of common stock for services with an aggregate value of  $28,400.

In September 2011, we issued 36,000 shares of common stock for services with an aggregate value of  $11,880.

All shares issued for non-cash consideration were valued based on the market price of our common stock at the dates of issuance or the date the services were earned.

The following warrants for our common stock were issued and outstanding for the thirty-nine weeks ending September 30, 2011 and September 24, 2010, respectively:

	September 30, 2011	September 24, 2010
Warrants outstanding at beginning of period	14,887,803	10,762,803
Issued	-	4,125,000
Exercised	(2,750,000)	-
Warrants outstanding at end of period	12,137,803	14,887,803

A detail of warrants outstanding September 30, 2011 is as follows:

	Number	Expiration Date
Exercisable at $1.25 per share	6,312,803	6/20/2013
Exercisable at $1.50 per share	250,000	4/14/2012
Exercisable at $0.08 per share	4,200,000	4/1/2014
Exercisable at between $0.16 and $1.00 per share	1,375,000	4/15/12 to 4/15/15
	12,137,803

The fair values of outstanding warrants defined as a derivative instrument per accounting standards generally accepted in the Unites States (GAAP) are estimated each period using the Black-Scholes pricing model. The change in fair value is presented as a line item in our Statement of Operations and amounted to approximately  $86,000 for the thirty-nine weeks ending September 30, 2011.

STOCK BASED COMPENSATION	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
STOCK BASED COMPENSATION

NOTE 7 – STOCK BASED COMPENSATION

We approved an option plan in 2008 permitting the grant of 6.4 million stock options to employees for the purpose of attracting and motivating employees, officers and directors, as well as advancing our own interests. Options were granted for a term of three to five years from the date of grant. The vesting schedule varied on options granted with some being fully vested upon grant and others vesting over a period of four years, with 25% vesting on the first anniversary of the date of grant and 25% vesting each anniversary thereafter for the following three years. There were 1,439,250 options vested at September 30, 2011.

The following table reflects the summary of stock options outstanding at September 30, 2011 and changes during the thirty-nine weeks ended September 30, 2011:

		Weighted	Weighted
	Number of	Average	Average	Aggregate
	Shares Under	Exercise Price	Fair Value	Intrinsic
	Options	Per Share	Per Share	Value
Outstanding, December 31, 2010	3,258,000	$0.20	$0.17	$1,068,870
Forfeited	(106,000)	0.17	0.15	(54,060)
Outstanding, April 1, 2011	3,152,000	0.20	0.17	1,014,810
Forfeited	(38,000)	0.17	0.15	(15,200)
Outstanding, July 1, 2011	3,114,000	0.20	0.17	999,610
Forfeited	(19,800)	0.17	0.15	(5,850)
Outstanding, September 30, 2011	3,094,500	$0.20	$0.17	$993,760

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. Expected volatility is based on historical annualized volatility of our stock. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The risk-free rate is based upon the U.S. Treasury yield curve in effect at the time of grant. Currently, we do not foresee the payment of dividends in the near term. The assumptions used to calculate the fair value are as follows:

Fifty-three
Weeks Ended
December 31, 2010
Expected term (years)	3.0 - 5.0
Expected volatility	120.4% - 142.7%
Dividend yield	0.0%
Risk-free rate	.52% - 2.13%

Under the fair value recognition provisions of GAAP, share-based compensation cost is measured at the grant date based on the value of the award and is recognized as an expense over the vesting period using the straight-line method of amortization. The expected postvesting exercise rate was determined based on an estimated annual turnover percentage of 15% with an estimated 90% of vested options expected to be exercised. Options granted to certain key employees were not taken into consideration when determining the postvesting effects due to turnover. During the thirty-nine weeks ended September 30, 2011, we recognized share-based compensation expense of approximately  $87,000 relating to the vesting of issued stock options. Included in this expense is approximately  $30,000 relating to the accelerated vesting of options held by a board member.

The following table reflects the summary of our nonvested stock options outstanding at December 31, 2010 and changes during the thirty-nine weeks ended September 30, 2011:

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise Price	Grant Date	Intrinsic
	Options	Per Share	Fair Value	Value
Nonvested, December 31, 2010	2,633,000	$0.17	$0.15	$1,026,870
Vested	(250,000)	0.17	0.15	(85,000)
Forfeited	(106,000)	0.17	0.15	(54,060)
Nonvested, April 1, 2011	2,277,000	0.17	0.15	887,810
Vested	(564,250)	0.17	0.15	(127,278)
Forfeited	(38,000)	0.17	0.15	(15,200)
Nonvested, July 1, 2011	1,674,750	0.17	0.15	745,333
Forfeited	(19,500)	0.17	0.15	(5,850)
Nonvested, September 30, 2011	1,655,250	$0.17	$0.15	$739,483

As of September 30, 2011, there was unrecognized share-based compensation expense totaling approximately  $190,000 relating to non-vested options that will be recognized over the next 2.6 years.

The following summarized information about the stock options outstanding at September 30, 2011:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number	Exercise Price	Contractual	Intrinsic
	of Options	Per Share	Life (years)	Value
Outstanding	3,094,500	$0.20	3.29	$599,928
Exercisable	1,439,250	0.24	2.93	103,353

Determining the fair value of share-based awards at the grant date requires judgment. In addition, judgment is also required in estimating the expected postvesting exercise rate. Changes in the subjective input assumptions can materially affect the fair value estimate and, therefore, the existing models do not necessarily provide a reliable measure of the fair value of our stock options.

COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
COMMITMENTS AND CONTINGENCIES

NOTE 8 – COMMITMENTS AND CONTINGENCIES

Leases on closed stores:  During 2008 and 2009, we closed a number of stores in response to economic conditions and a general downturn in business opportunities in certain markets. During the first quarter of 2009, management assessed the likelihood of reopening the closed stores in the next twelve months as remote. With that determination, we recorded a reserve for closed store leases. This amount represents management's best estimate of the amounts likely to be paid in settlement of the outstanding lease obligations on the closed stores. Management has concluded that total lease obligations on closed stores at September 30, 2011 are approximately  $122,000.

Dun & Bradstreet: We were recently served with a lawsuit filed against us by Dun & Bradstreet.  The suit alleges that D&B provided financial information and services to us on account pursuant to a written order and seeks to recover  $247,000. We have denied the material allegations of the case; pretrial discovery has not yet commenced. Based upon the limited information available at this early stage of this suit, management projects that a reasonable estimate of its liability in this case is approximately  $50,000. Accordingly, we have recorded a reserve of  $50,000 for this potential liability.

Contingent payroll and other tax liabilities: In May and June 2006, we acquired operating assets for a number of temporary staffing stores. The entities that owned and operated these stores received stock in consideration of the transaction. As operating businesses prior to our acquisition, each entity incurred obligations for payroll withholding taxes, workers' compensation insurance fund taxes, and other liabilities. We structured the acquisitions as an asset purchase and agreed to assume only the liability for each entity's accounts receivable financing line of credit. We also obtained representations that liabilities for payroll taxes and other liabilities not assumed by us would be paid by the entities and in each case those entities are contractually committed to indemnify and hold harmless Command Center, Inc. from unassumed liabilities.

Since the acquisitions, it has come to our attention that certain tax obligations incurred on operations prior to our acquisitions have not been paid. The entities that sold us the assets (the selling entities) are primarily liable for these obligations. The owners of the selling entities may also be liable. In most cases, the selling entities were owned or controlled by Glenn Welstad, our CEO.

Based on the information currently available, we estimate that the total state payroll and other tax liabilities owed by the selling entities is between  $400,000 and  $600,000 and that total payroll taxes due to the IRS are between  $1 and  $2 million. The Asset Purchase Agreement governing these transactions required that the selling entities indemnify us for any liabilities or claims we incur as a result of these predecessor tax liabilities. We have also secured an indemnification agreement from Glenn Welstad with a partial pledge of his common stock.

We have not accrued any liability related to these claims for state payroll and other tax liabilities and total payroll taxes due to the IRS. We have been advised by outside legal counsel that the likelihood of successor liability for the federal payroll tax liability claims remains remote. We would be adversely affected if the state and/or federal government were able to establish that we are liable for these claims.

Everyday Staffing, LLC tax liabilities:  On June 30, 2006, we acquired three locations from Everyday Staffing LLC (Everyday Staffing) in exchange for 579,277 shares of our common stock. At the time of the acquisitions, Michael Moothart, controlling member of Everyday Staffing, represented that all tax liabilities of Everyday Staffing had been paid. As a result of the acquisitions, we booked a note payable to Everyday Staffing in the amount of approximately  $113,000. In early 2008, we received notice from the State of Washington that Everyday Staffing owed certain tax obligations to the State that arose prior to the date of acquisition. The State of Washington requested that we pay the amounts due under a theory of successor liability. Subsequently, we received a second claim for successor liability. These two claims are described below.

The first claim relates to business and occupation and excise tax obligations in the approximate amount of  $250,000. Upon receipt of the notice, we contacted Mr. Moothart and demanded that he resolve the tax obligations. Mr. Moothart indicated that his legal counsel was working on the matter. While Mr. Moothart was pursuing the matter through his counsel, and in order to forestall further action against us, we agreed to make payments on the debt in satisfaction of the Everyday Staffing note payable to us.  During the 52 weeks ended December 25, 2009, we paid Everyday Staffing's business and occupation and excise tax obligations totaling approximately  $231,000. During this time, Everyday Staffing took no apparent action to settle its obligations to us or the State of Washington.

The second claim relates to Everyday Staffing liabilities for industrial insurance taxes that the State of Washington asserts were not paid by Everyday Staffing. The claims against us are based on the theory of successor liability. The Department of Labor and Industries (the Department) has estimated the amount of the unpaid industrial insurance premiums of approximately  $1.2 million plus interest. We have disputed the amount due and we have referred the matter to counsel. The amount claimed by the Department is based on an audit of Everyday Staffing in which the auditor appears to have made unsupportable assignments of workers' compensation job codes, hours worked and other estimates of amounts due, all of which we believe to be grossly misstated. Our review of Everyday Staffing's financial records shows that payments made to the Department approximate the amounts that Everyday Staffing indicates were owed for industrial insurance.

Based upon the theory of successor liability, the Department issued two Notices and Orders of Assessment of Industrial Insurance Taxes (Notice(s)) to us.  The first Notice claims and assesses taxes of approximately  $57,000 and the second Notice claims and assesses the amount of approximately  $901,000. We strongly dispute both the alleged successor liability and also the monetary amount asserted by the Department. We are pursuing our administrative remedies in order to vigorously contest the assertions of these Notices. In strongly disputing the claims of the Department, management believes that the potential liability, if any, is not probable and is not reasonably estimable at this time. Accordingly, no liability has been established on our balance sheet for the amount claimed. Management believes our liability, if any, from the claims and assessments of the Department are not reasonably likely to have a material adverse effect on our financial position, results of operations, or cash flows in future periods.

In response to our position that we are not the legal successor to Everyday Staffing, the Department asserted its claim of successor liability against a second limited liability company, also known as Everyday Staffing, LLC (Everyday Staffing II).  Everyday Staffing II was organized by the members of Everyday Staffing after Everyday Staffing was administratively dissolved by the state. The assertion by the State of Washington of successor liability against Everyday Staffing II is consistent with the position advanced by us that Everyday Staffing II, and not Command Center, Inc. is the only successor to the entity against which the industrial insurance taxes were assessed.

The Asset Purchase Agreement signed in connection with the acquisition of assets from Everyday Staffing requires that Everyday Staffing indemnify and hold harmless Command Center, Inc. for liabilities, such as those asserted in the Department Notices, that were not expressly assumed. In response to the Department Notices for payment of Everyday Staffing liabilities, we filed a lawsuit against Everyday Staffing and Mr. Moothart seeking indemnification and monetary damages. On September 30, 2009, we obtained a judgment against Mr. Moothart and Everyday Staffing, jointly and severally, in the amount of  $1.295 million. The collectability of this judgment is questionable. Glenn Welstad, our CEO, has a minority interest in Everyday Staffing as a passive investor.